Long-term Investment (Parenthetical) (Detail)	12 Months Ended						1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Shanghai Ruichuang Network Technology Co Ltd CNY		Nov. 18, 2010 Shanghai Ruichuang Network Technology Co Ltd CNY	Feb. 29, 2012 Shanghai Ruichuang Network Technology Co Ltd Sales USD ($)	Feb. 29, 2012 Shanghai Ruichuang Network Technology Co Ltd Sales CNY
Schedule of Investments [Line Items]
Percentage of shareholding/ ownership						3.00%
Long-term investment	$ 7,757,757	48,331,600	29,495,239	20,495,239	[1]	20,495,239
Net proceed from sale of investment	3,339,490	20,805,359					3,339,490	20,805,359
Gain on sale of investment							$ 49,778	310,120

[1]	On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd's ("Shanghai Ruichuang") ordinary shares for a total consideration of RMB20,495,239, which was accounted for as a cost method investment as prescribed by ASC 323-10. There was no impairment indicators present associated with this investment as at December 31, 2011. This investment was subsequently sold back to Shanghai Ruichuang in February 2012 with proceeds of RMB20,805,359 (US$3,339,490) and a gain of RMB310,120 (US$49,778) was recognized and recorded in "Investment income" in the consolidated statements of operations and comprehensive income